Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.5%
ASX Ltd.	10,629	$602,817
BHP Group Ltd.	74,844	1,853,718
BHP Group PLC	48,246	1,020,610
Brambles Ltd.	47,586	392,429
CSL Ltd.	9,064	1,598,816
Dexus	49,500	408,213
Fortescue Metals Group Ltd.	72,006	442,012
Goodman Group	85,074	843,423
GPT Group (The)	50,094	205,348
Harvey Norman Holdings Ltd.	21,648	61,000
Macquarie Group Ltd.	9,916	914,892
Mirvac Group	153,978	340,527
Newcrest Mining Ltd.	19,008	409,891
QBE Insurance Group Ltd.	40,590	352,352
Rio Tinto Ltd.	10,692	669,445
Santos Ltd.	34,122	190,888
Transurban Group	87,516	894,765
Wesfarmers Ltd.	25,740	705,087
Woolworths Group Ltd.	36,432	936,726

		12,842,959

Austria — 0.1%
Verbund AG	3,498	189,273

Belgium — 0.2%
Ageas	3,564	205,330
Colruyt SA	2,970	165,144

		370,474

Canada — 13.4%
Alimentation Couche-Tard Inc., Class B	37,620	1,130,589
Atco Ltd./Canada, Class I, NVS	2,772	97,648
Aurora Cannabis Inc.(a)(b)	19,536	70,156
Bausch Health Companies Inc.(a)	5,610	139,743
BCE Inc.	4,884	232,170
Brookfield Asset Management Inc., Class A	34,389	1,905,543
CAE Inc.	13,537	340,189
Canadian National Railway Co.	23,892	2,141,346
Canadian Pacific Railway Ltd.	4,224	962,552
Canadian Utilities Ltd., Class A, NVS	4,092	119,583
Canopy Growth Corp.(a)(b)	8,316	166,592
CGI Inc.(a)	10,032	781,433
Constellation Software Inc./Canada	792	783,853
Cronos Group Inc.(a)(b)	11,550	94,730
Emera Inc.	2,970	123,220
Empire Co. Ltd., Class A, NVS	4,620	122,921
Enbridge Inc.	71,676	2,615,968
Fortis Inc./Canada	14,718	612,751
Gildan Activewear Inc.	7,920	202,768
H&R Real Estate Investment Trust	3,498	59,296
Hydro One Ltd.(c)	8,646	161,099
Kirkland Lake Gold Ltd.	10,560	496,927
Loblaw Companies Ltd.	7,722	412,670
Metro Inc.	8,910	377,591
Nutrien Ltd.	12,408	594,840
Open Text Corp.	7,392	299,313
Pembina Pipeline Corp.	14,190	500,620
Quebecor Inc., Class B	10,032	233,712
Restaurant Brands International Inc.	8,448	553,859
Royal Bank of Canada	39,930	3,227,575

Security	Shares	Value

Canada (continued)
Saputo Inc.	5,808	$168,803
Shopify Inc., Class A(a)	5,418	1,702,464
SmartCentres Real Estate Investment Trust	2,310	55,960
TC Energy Corp.	38,214	1,930,253
Thomson Reuters Corp.	12,344	831,261
Toronto-Dominion Bank (The)	31,686	1,813,143
Wheaton Precious Metals Corp.	11,814	331,854
WSP Global Inc.	2,508	156,813

		26,551,808

Denmark — 1.7%
Carlsberg A/S, Class B	4,356	613,103
Chr Hansen Holding A/S	2,310	177,400
Coloplast A/S, Class B	4,356	525,145
DSV PANALPINA A/S	5,748	558,008
Orsted A/S(c)	6,072	532,874
Tryg A/S	7,100	198,401
Vestas Wind Systems A/S	8,778	716,861

		3,321,792

Finland — 0.7%
Elisa OYJ	2,508	137,021
Kone OYJ, Class B	10,164	646,803
Metso OYJ	2,772	104,777
Neste OYJ	12,672	457,490

		1,346,091

France — 13.9%
Air Liquide SA	11,761	1,562,731
Airbus SE	20,271	2,904,264
Cie. Generale des Etablissements Michelin SCA	4,686	570,368
Danone SA	17,226	1,429,065
Dassault Systemes SE	5,544	841,492
Edenred	10,230	538,698
Getlink SE	18,150	303,938
Hermes International	1,254	902,372
Kering SA	2,707	1,540,838
L’Oreal SA	11,286	3,296,385
LVMH Moet Hennessy Louis Vuitton SE	10,758	4,590,829
Pernod Ricard SA	6,732	1,242,998
Safran SA	12,013	1,901,118
Sanofi	22,110	2,037,990
Sartorius Stedim Biotech	1,056	158,105
SEB SA	594	90,193
Sodexo SA	2,706	297,668
Teleperformance	2,046	463,829
Ubisoft Entertainment SA(a)	1,386	81,861
Veolia Environnement SA	14,850	390,494
Vinci SA	13,002	1,459,272
Vivendi SA	29,040	808,666
Worldline SA/France(a)(c)	2,904	176,410

		27,589,584

Germany — 7.3%
adidas AG	3,960	1,223,117
Allianz SE, Registered	11,616	2,838,108
Carl Zeiss Meditec AG, Bearer	1,848	201,533
Deutsche Boerse AG	3,636	563,651
Hannover Rueck SE	1,650	292,323
Knorr-Bremse AG	1,650	166,576
Merck KGaA	2,706	322,726
METRO AG	5,214	84,928
MTU Aero Engines AG	2,112	564,087

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	5,148	$1,430,099
Puma SE	3,036	228,461
QIAGEN NV(a)	5,676	170,406
RWE AG	15,312	466,874
SAP SE	36,696	4,863,662
Siemens Healthineers AG(c)	3,102	131,837
Symrise AG	4,620	444,713
Vonovia SE	11,088	590,189

		14,583,290

Hong Kong — 5.7%
AIA Group Ltd.	422,800	4,231,938
Hang Lung Properties Ltd.	67,000	147,546
Henderson Land Development Co. Ltd.	70,500	353,053
HKT Trust & HKT Ltd.	133,000	207,025
Hong Kong & China Gas Co. Ltd.	498,550	968,132
Hong Kong Exchanges & Clearing Ltd.	33,000	1,031,553
Link REIT	103,500	1,128,402
MTR Corp. Ltd.	66,000	378,938
New World Development Co. Ltd.	198,000	283,951
Sands China Ltd.	53,200	263,024
SJM Holdings Ltd.	67,000	71,807
Sun Hung Kai Properties Ltd.	51,000	773,684
Swire Pacific Ltd., Class A	8,500	81,012
Swire Properties Ltd.	40,000	126,057
Techtronic Industries Co. Ltd.	66,000	517,881
Vitasoy International Holdings Ltd.	22,000	89,541
WH Group Ltd.(c)	528,500	561,022
Wheelock & Co. Ltd.	5,000	30,972

		11,245,538

Ireland — 0.4%
Kerry Group PLC, Class A	4,752	574,690
Kingspan Group PLC	4,620	239,469

		814,159

Israel — 1.1%
Azrieli Group Ltd.	1,386	106,795
Bank Leumi Le-Israel BM	31,841	231,880
Check Point Software Technologies Ltd.(a)	3,564	400,629
CyberArk Software Ltd.(a)	2,245	228,047
Elbit Systems Ltd.	594	97,355
Israel Discount Bank Ltd., Class A	47,055	215,006
Mizrahi Tefahot Bank Ltd.	5,280	130,968
Nice Ltd.(a)	3,300	521,849
Wix.com Ltd.(a)	1,782	217,529

		2,150,058

Italy — 2.3%
Atlantia SpA	13,134	324,416
Davide Campari-Milano SpA	29,439	269,811
Enel SpA	273,504	2,117,636
Ferrari NV	3,168	507,007
FinecoBank Banca Fineco SpA	15,201	171,286
Moncler SpA	3,894	150,054
Poste Italiane SpA(c)	26,730	324,456
Recordati SpA	3,432	144,235
Snam SpA	70,224	360,389
Terna Rete Elettrica Nazionale SpA	39,600	261,721

		4,631,011

Japan — 10.2%
Advantest Corp.	6,600	301,901

Security	Shares	Value

Japan (continued)
Alfresa Holdings Corp.	6,600	$148,478
Asahi Intecc Co. Ltd.	13,200	365,090
Bandai Namco Holdings Inc.	6,600	407,093
Chugai Pharmaceutical Co. Ltd.	1,300	110,032
Daiichi Sankyo Co. Ltd.	21,200	1,400,194
Fast Retailing Co. Ltd.	1,100	682,253
FUJIFILM Holdings Corp.	6,600	291,827
Fujitsu Ltd.	6,600	587,379
Hakuhodo DY Holdings Inc.	6,600	99,392
Hamamatsu Photonics KK	6,600	258,249
Hitachi Chemical Co. Ltd.	6,600	218,871
Hoya Corp.	13,200	1,172,560
Itochu Techno-Solutions Corp.	6,600	178,454
Kao Corp.	13,200	1,067,673
Keihan Holdings Co. Ltd.	6,000	284,168
Kintetsu Group Holdings Co. Ltd.	6,600	360,816
Konica Minolta Inc.	6,600	48,780
Murata Manufacturing Co. Ltd.	13,200	715,893
Nagoya Railroad Co. Ltd.	2,800	89,358
NEC Corp.	5,600	222,746
Nippon Building Fund Inc.	66	500,624
Nisshin Seifun Group Inc.	6,600	131,261
Obic Co. Ltd.	2,600	328,292
Odakyu Electric Railway Co. Ltd.	6,600	161,360
Olympus Corp.	39,600	542,140
Oriental Land Co. Ltd./Japan	6,600	969,807
Pan Pacific International Holdings Corp.	6,600	104,215
PeptiDream Inc.(a)	6,600	333,343
Rakuten Inc.	46,200	443,602
Recruit Holdings Co. Ltd.	33,000	1,102,289
Secom Co. Ltd.	6,600	614,486
SG Holdings Co. Ltd.	6,600	164,168
Shiseido Co. Ltd.	8,100	671,947
SoftBank Group Corp.	52,800	2,046,455
Sumitomo Dainippon Pharma Co. Ltd.	500	8,797
Terumo Corp.	13,200	433,468
Toho Co. Ltd./Tokyo	6,600	266,796
Toho Gas Co. Ltd.	1,500	58,624
Tokio Marine Holdings Inc.	13,200	716,503
Tokyo Electric Power Co. Holdings Inc.(a)	33,100	153,704
Toshiba Corp.	13,200	452,394
Toyo Seikan Group Holdings Ltd.	6,600	105,436
Unicharm Corp.	13,200	450,440
United Urban Investment Corp.	132	266,186
Yamaha Corp.	6,600	309,532

		20,347,076

Netherlands — 5.9%
Adyen NV(a)(c)	330	231,723
ASML Holding NV	12,474	3,270,407
Heineken Holding NV	3,630	345,854
Heineken NV	8,976	915,888
Koninklijke Ahold Delhaize NV	22,308	555,623
Koninklijke DSM NV	7,214	855,132
Koninklijke Philips NV	22,770	997,590
NXP Semiconductors NV	8,976	1,020,392
Unilever NV	42,570	2,514,767
Wolters Kluwer NV	14,010	1,031,910

		11,739,286

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand — 0.4%
a2 Milk Co. Ltd.(a)(b)	26,400	$220,094
Auckland International Airport Ltd.	31,086	185,400
Fisher & Paykel Healthcare Corp. Ltd.	16,256	199,638
Meridian Energy Ltd.	63,294	186,716
Ryman Healthcare Ltd.	9,378	77,642

		869,490

Norway — 0.1%
Gjensidige Forsikring ASA	10,230	191,537
Schibsted ASA, Class B	2,508	70,149

		261,686

Portugal — 0.1%
Jeronimo Martins SGPS SA	7,722	129,614

Singapore — 0.4%
Ascendas REIT	92,400	215,223
CapitaLand Mall Trust	85,800	160,132
ComfortDelGro Corp. Ltd.	66,000	111,540
Singapore Technologies Engineering Ltd.	39,600	116,098
Wilmar International Ltd.	52,800	145,487
Yangzijiang Shipbuilding Holdings Ltd.	92,400	64,839

		813,319

Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	9,005	365,590
Amadeus IT Group SA	8,590	635,765
Cellnex Telecom SA(c)	8,250	355,831
Cellnex Telecom SA(a)	2,394	103,256
Endesa SA	9,636	262,310
Ferrovial SA	22,242	656,586
Iberdrola SA	300,568	3,087,708
Naturgy Energy Group SA	9,636	262,418
Siemens Gamesa Renewable Energy SA	9,438	129,776

		5,859,240

Sweden — 3.0%
Atlas Copco AB, Class A	23,430	829,533
Atlas Copco AB, Class B	11,220	348,329
Epiroc AB, Class A	21,054	237,325
Epiroc AB, Class B	14,124	153,931
Essity AB, Class B	28,248	883,419
Hexagon AB, Class B	5,082	260,000
Husqvarna AB, Class B	10,362	79,439
ICA Gruppen AB	2,838	125,782
Industrivarden AB, Class C	4,950	107,331
Investor AB, Class B	14,322	735,106
L E Lundbergforetagen AB, Class B	1,782	67,216
Lundin Petroleum AB	5,412	179,084
Sandvik AB	33,726	596,330
Securitas AB, Class B	6,534	104,714
Swedish Match AB	3,168	149,024
Tele2 AB, Class B	13,946	199,832
Telefonaktiebolaget LM Ericsson, Class B	92,796	812,542

		5,868,937

Switzerland — 14.1%
Baloise Holding AG, Registered	1,716	316,854
Coca-Cola HBC AG	5,346	162,566
Givaudan SA, Registered	264	775,078
Lonza Group AG, Registered	1,650	593,615
Nestle SA, Registered	94,578	10,094,710
Novartis AG, Registered	63,162	5,510,632
Partners Group Holding AG	436	339,875

Security	Shares	Value

Switzerland (continued)
Roche Holding AG, NVS	21,450	$6,451,847
SGS SA, Registered	132	343,528
Sika AG, Registered	4,767	818,856
Sonova Holding AG, Registered	2,112	483,721
Straumann Holding AG, Registered	330	294,233
Swiss Life Holding AG, Registered	1,848	923,672
Swiss Re AG	6,270	656,388
Temenos AG, Registered	2,112	301,256

		28,066,831

United Kingdom — 9.1%
3i Group PLC	29,542	431,204
Ashtead Group PLC	8,720	264,941
Auto Trader Group PLC(c)	50,094	364,427
Coca-Cola European Partners PLC	10,890	582,724
Compass Group PLC	40,788	1,085,149
Croda International PLC	2,802	174,618
Diageo PLC	92,730	3,797,164
Experian PLC	41,448	1,302,226
GlaxoSmithKline PLC	83,952	1,921,298
Halma PLC	21,516	521,614
Hargreaves Lansdown PLC	9,285	212,902
London Stock Exchange Group PLC	9,345	840,907
Meggitt PLC	16,698	134,915
Micro Focus International PLC	14,388	197,352
Next PLC	2,838	241,715
Ocado Group PLC(a)	23,174	398,529
RELX PLC	54,516	1,310,701
Rentokil Initial PLC	72,402	425,813
Sage Group PLC (The)	39,930	371,916
Segro PLC	26,627	290,872
Smith & Nephew PLC	20,988	448,794
Spirax-Sarco Engineering PLC	3,564	365,486
Tesco PLC	211,794	644,592
Unilever PLC	27,588	1,650,179

		17,980,038

Total Common Stocks — 99.5% (Cost: $180,542,544)		197,571,554

Preferred Stocks

Germany — 0.1%
Sartorius AG, Preference Shares, NVS	1,122	218,056

Total Preferred Stocks — 0.1% (Cost: $181,563)		218,056

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(d)(e)(f)	681,859	682,200

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.74%(d)(e)	52,000	$52,000

		734,200

Total Short-Term Investments — 0.4% (Cost: $734,143)		734,200

Total Investments in Securities — 100.0% (Cost: $181,458,250)		198,523,810

Other Assets, Less Liabilities — (0.0)%		(13,853)

Net Assets — 100.0%		$198,509,957

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	447,485	234,374	681,859	$682,200	$16,470	(a)	$(35)	$(56)
BlackRock Cash Funds: Treasury, SL Agency Shares	34,000	18,000	52,000	52,000	252		—	—

				$734,200	$16,722		$(35)	$(56)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$197,571,554	$—	$—	$197,571,554
Preferred Stocks	218,056	—	—	218,056
Money Market Funds	734,200	—	—	734,200

	$198,523,810	$—	$—	$198,523,810

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4